PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($)		Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Prepaid Expense And Other Receivables [Line Items]
Prepaid expenses and other receivables		$ 75,780	$ 92,170	$ 86,957
Prepaid inventory		939,593	1,144,392	301,104
Prepaid insurance		160,787	66,320	36,497
Sales taxes receivable (i)	[1]	18,567	52,150	9,097
Sales taxes receivable		$ 1,194,727	$ 1,355,032	$ 433,655

[1]	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.